Accounts Receivables (Details) - Schedule of receivables - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of receivables [Abstract]
Credit card payments in process of settlement	$ 137,489	$ 158,924
Trade receivables from customers	1,976,848	366,701
Total receivables	2,114,337	525,625
Accounts receivable, net	$ 2,114,337	$ 525,625